Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share	Earnings per share
(a)Basic earnings per share
Basic earnings per share is calculated by dividing net income by the total weighted average number of equity shares outstanding during the year.

Years Ended December 31 (millions except earnings per share)	2021	2020	2019
Net income	$78	$103	$69
Weighted average number of equity shares outstanding	264	224	190
Basic earnings per share	$0.30	$0.46	$0.36
(b)Diluted earnings per share
Diluted earnings per share is calculated to give effect to the potential dilutive effect that could occur if additional equity shares were assumed to be issued under securities or instruments that may entitle their holders to obtain equity shares in the future, such as share option awards and share-settled restricted share units. The number of additional shares for inclusion in the diluted earnings per share calculation was determined using the treasury stock method.

Years Ended December 31 (millions except earnings per share)	2021	2020	2019
Net income	$78	$103	$69
Weighted average number of equity shares outstanding	264	224	190
Dilutive effect of share-based compensation	3	2	—
Weighted average number of diluted equity shares outstanding	267	226	190
Diluted earnings per share	$0.29	$0.46	$0.36
For the years ended December 31, 2021, 2020 and 2019, there were no anti-dilutive awards that were excluded from the calculation of diluted earnings per share.